Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

		Group
	2022	2021
	£m	£m
Guarantees given to third parties	448	363
Formal standby facilities, credit lines and other commitments	31,410	37,385
	31,858	37,748